Subsequent Events (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 24, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018	Jun. 30, 2017
Number of options granted during period						2,180,000
Exercise price of options						$ 3.21	$ 4.25
Warrant term	2 years 3 months 19 days			2 years 3 months 19 days		2 years 1 month 6 days
Warrants to purchase common stock	5,852,952			5,852,952		3,483,403
Consulting fees	$ 533,873		$ 417,954	$ 1,133,607	$ 850,884	$ 1,870,829	$ 2,334,212
Repayments of convertible notes payable				$ 2,201,629	$ 149,425	$ 863,302	$ 330,176
Convertible Promissory Notes [Member]
Aggregate principal amount of convertible notes payable		$ 2,205,000
Proceeds from issuance of convertible notes		2,048,918
Accrued interest		55,169
Repayments of convertible notes payable		1,065,000
Aggregate principal on prepayment premiums		$ 134,636
Convertible Promissory Notes [Member] | Minimum [Member]
Convertible notes bear interest rate		8.00%
Debt maturity date		Jul. 31, 2019
Convertible Promissory Notes [Member] | Maximum [Member]
Convertible notes bear interest rate		12.00%
Debt maturity date		Mar. 31, 2020
Convertible Promissory Notes One [Member]
Aggregate principal amount of convertible notes payable		$ 805,000
Convertible Promissory Notes Two [Member]
Aggregate principal amount of convertible notes payable		$ 170,000
Debt instrument conversion price		$ 0.25
Convertible Promissory Notes Two [Member] | Minimum [Member]
Debt instrument conversion rate		58.00%
Convertible Promissory Notes Three [Member]
Aggregate principal amount of convertible notes payable		$ 1,230,000
Convertible Promissory Notes Three [Member] | Minimum [Member]
Debt instrument conversion price		$ 1.00
Convertible Promissory Notes Three [Member] | Maximum [Member]
Debt instrument conversion price		$ 2.00
Debt instrument conversion rate		58.00%
New Convertible Promissory Notes [Member]
Aggregate principal amount of convertible notes payable		$ 148,014
Convertible notes bear interest rate		12.00%
Debt maturity date		Mar. 31, 2020
Promissory Notes [Member]
Aggregate principal amount of convertible notes payable		$ 30,000
Debt maturity term		December 2018 to December 2019
Common Stock and Warrant Offering [Member]
Warrants to purchase common stock	2,191,111	1,000,000		2,191,111
Gross proceeds from issuance of stock		$ 600,000
Consulting Agreement [Member]
Warrant term		5 years
Warrants to purchase common stock		100,000
Exercise price per share		$ 1.00
Warrant extended date, description		previously expired consulting agreement from January 2019 to December 2019
Settlement Agreement [Member]
Consulting fees		$ 46,500
Stock issued in exchange of consulting fees		10,000
Payment of consulting fees		$ 10,000
Board of Directors [Member]
Number of options granted during period		4,631,700
Exercise price of options		$ 0.75
Exercise price of options, minimum		1.00
Exercise price of options, maximum		$ 4.70
Consultant [Member]
Warrant term						5 years	5 years	5 years	5 years
Warrants to purchase common stock						75,000	25,000	35,000	20,000
Exercise price per share						$ 2.00	$ 4.00	$ 4.00	$ 4.50
Consultant [Member] | Convertible Promissory Notes [Member]
Warrant term		5 years
Exercise price per share		$ 0.80
Aggregate principal amount of convertible notes payable		$ 450,000
Convertible notes bear interest rate		15.00%
Debt maturity date		Aug. 31, 2019
Debt instrument conversion price		$ 0.60
Percentage on prepayment premium		25.00%
Lenders [Member]
Aggragate principal amount		$ 619,391
Accrued interest		$ 24,509
Debt conversion, converted instrument, shares issued		1,928,400
Lenders [Member] | Minimum [Member]
Shares issued price per share		$ 0.28
Lenders [Member] | Maximum [Member]
Shares issued price per share		$ 0.42
Lenders [Member] | Convertible Promissory Notes [Member]
Warrant term		5 years
Exercise price per share		$ 0.80
Aggregate principal amount of convertible notes payable		$ 575,000
Convertible notes bear interest rate		15.00%
Debt maturity date		Jul. 31, 2019
Debt instrument conversion price		$ 0.60
Proceeds from issuance of convertible notes		$ 575,000
Lenders [Member] | Convertible Promissory Notes [Member]
Warrant term		5 years
Warrants to purchase common stock		40,000
Exercise price per share		$ 1.00
Lenders [Member] | Promissory Notes [Member]
Aggregate principal amount of convertible notes payable		$ 125,000
Debt maturity term		January 2019 to December 2019
Common stock issued in connection with debt issuance		10,000
Lender Two [Member] | Convertible Promissory Notes [Member]
Aggregate principal amount of convertible notes payable		$ 148,014
Accretion interest		$ 23,014
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member]
Warrant term	5 years	5 years		5 years
Warrants to purchase common stock	1,135,556	500,000		1,135,556
Exercise price per share		$ 0.85
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Minimum [Member]
Exercise price per share	$ 0.85			$ 0.85
Five-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member] | Maximum [Member]
Exercise price per share	$ 1.00			$ 1.00
One-Year Immediately Vested [Member] | Common Stock and Warrant Offering [Member]
Warrant term	1 year	1 year		1 year
Warrants to purchase common stock	1,055,555	500,000		1,055,555
Exercise price per share	$ 0.70	$ 0.70		$ 0.70
First Ninety Day [Member] | Lenders [Member] | Convertible Promissory Notes [Member]
Percentage on prepayment premium		30.00%
Second Ninety Day [Member] | Lenders [Member] | Convertible Promissory Notes [Member]
Percentage on prepayment premium		35.00%
Certain Scientific Advisory Board Member [Member]
Option expiration term		10 years
Number of options granted during period		70,000
Exercise price of options		$ 1.00
Number of options vested during period		23,334
Certain Scientific Advisory Board Member [Member] | One Year Anniversary [Member]
Number of options expected to be vested		23,333
Certain Scientific Advisory Board Member [Member] | Two Year Anniversary [Member]
Number of options expected to be vested		23,333